`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 11, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	205,757

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106      118    14424 SH       SOLE                                      14424
Altria Group Inc               COM              718154107      591    13000 SH       SOLE                                      13000
American Intl Group Com        COM              026874107     4125    74758 SH       SOLE                                      74758
Amgen Inc                      COM              031162100     4192    63571 SH       SOLE                                      63571
BP Amoco P L C Sponsored Adr   COM              055622104      264     6285 SH       SOLE                                       6285
Bank Of America Corp New       COM              060505104      816    10326 SH       SOLE                                      10326
Barnesandnoble.com Inc         COM              067846105       23    10000 SH       SOLE                                      10000
Bell South Corp NFSC           COM              079860102     2052    77042 SH       SOLE                                      77042
Berkshire Hathaway Inc Del Cl  COM              084670108     1595       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    12335     5076 SH       SOLE                                       5076
Bluegreen Corp                 COM              096231105      142    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
CMS Energy Corp Com            COM              125896100       95    11771 SH       SOLE                                      11771
Cardinal Health Inc Com        COM              14149Y108     7288   113347 SH       SOLE                                     113347
Cendant Corp                   COM              151313103      433    23619 SH       SOLE                                      23619
ChevronTexaco Corp Com         COM              166764100     8796   121823 SH       SOLE                                     121823
Cisco Sys Inc                  COM              17275R102     6947   413784 SH       SOLE                                     413784
Coca-Cola                      COM              191216100     6130   132083 SH       SOLE                                     132083
Colgate Palmolive              COM              194162103      224     3866 SH       SOLE                                       3866
Comcast Corp New Cl A          COM              20030N101      349    11554 SH       SOLE                                      11554
Dell Computer                  COM              247025109     7357   231067 SH       SOLE                                     231067
Du Pont E I De Nemours Com     COM              263534109      416     9982 SH       SOLE                                       9982
Duke Energy Corp               COM              264399106     1994    99961 SH       SOLE                                      99961
E M C Corp Mass Com            COM              268648102      200    19059 SH       SOLE                                      19059
Eli Lilly & Co.                COM              532457108     2163    31365 SH       SOLE                                      31365
Ericsson L M Tel Co Adr Cl B S COM              294821608     1510   142056 SH       SOLE                                     142056
Exxon Mobil Corp Com           COM              30231G102    12107   337156 SH       SOLE                                     337156
Fulton Finl Corp PA Com        COM              360271100      340    17078 SH       SOLE                                      17078
GB Hldgs Inc Com               COM              36150A109       67    10799 SH       SOLE                                      10799
General Dynamics Corp Com      COM              369550108     3930    54208 SH       SOLE                                      54208
General Electric Co            COM              369604103     6451   224944 SH       SOLE                                     224944
Gillette                       COM              375766102     2751    86349 SH       SOLE                                      86349
Home Depot                     COM              437076102     7563   228339 SH       SOLE                                     228339
Honeywell Intl Inc             COM              438516106      320    11913 SH       SOLE                                      11913
Intel                          COM              458140100    10729   515574 SH       SOLE                                     515574
International Business Machine COM              459200101      582     7052 SH       SOLE                                       7052
Johnson & Johnson              COM              478160104     4194    81126 SH       SOLE                                      81126
Juniper Networks Inc Com       COM              48203R104      125    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109     1128    23709 SH       SOLE                                      23709
Lowes Cos Inc Com              COM              548661107      203     4724 SH       SOLE                                       4724
MBIA Inc                       COM              55262C100      895    18360 SH       SOLE                                      18360
MBNA Corp Com                  COM              55262L100     5698   273414 SH       SOLE                                     273414
Merck & Co, Inc.               COM              589331107     8954   147885 SH       SOLE                                     147885
Microsoft                      COM              594918104     7602   296481 SH       SOLE                                     296481
Nasdaq 100 Tr Unit Ser 1       COM              631100104      262     8757 SH       SOLE                                       8757
Nortel Networks Corp New       COM              656568102       93    34600 SH       SOLE                                      34600
Northrop Grumman Corp Com      COM              666807102     1943    22512 SH       SOLE                                      22512
Nuveen Mun Value Fd Com        COM              670928100      103    10896 SH       SOLE                                      10896
Oracle Corp Com                COM              68389X105     6704   558176 SH       SOLE                                     558176
Pfizer                         COM              717081103    11398   333768 SH       SOLE                                     333768
Proctor & Gamble               COM              742718109     6042    67756 SH       SOLE                                      67756
Raytheon Co Com New            COM              755111507     4045   123162 SH       SOLE                                     123162
Royal Dutch Pete. (Shell)      COM              780257804      801    17175 SH       SOLE                                      17175
SBC Communications Inc         COM              78387G103     3174   124212 SH       SOLE                                     124212
SLM Corp                       COM              78442P106    12654   323047 SH       SOLE                                     323047
Student Loan Corp              COM              863902102     7099    56345 SH       SOLE                                      56345
SunTrust Banks                 COM              867914103     1204    20294 SH       SOLE                                      20294
Teco Energy Inc.               COM              872375100     1355   113050 SH       SOLE                                     113050
Valley Natl Bancorp Com        COM              919794107      375    14228 SH       SOLE                                      14228
Verizon Communications Com     COM              92343V104      885    22431 SH       SOLE                                      22431
Wachovia                       COM              929771103      237     5935 SH       SOLE                                       5935
Wal-mart Stores Inc            COM              931142103      494     9211 SH       SOLE                                       9211
Walgreens, Inc.                COM              931422109     1940    64455 SH       SOLE                                      64455
Walt Disney Co                 COM              254687106     1007    51004 SH       SOLE                                      51004
La Quinta Pptys Inc Paired Ctf                  50419U202      148    34309 SH       SOLE                                      34309